SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

NOTE – 23 SUBSEQUENT EVENTS

The Company has assessed all events from September 30, 2025, up through January 29, 2026 which is the date that these unaudited interim condensed consolidated financial statements are available to be issued, there are not any material subsequent events that require disclosure in these unaudited interim consolidated financial statements except below.

(a)	On November 26, 2025, the Company received a deficiency notice from the staff of the Listing Qualifications Department of the Nasdaq Stock Market LLC notifying the Company that, because the bid price of its listed security had closed at less than US$1.00 per share for 30 consecutive business days, the Company was not in compliance with the minimum bid price requirement for continued listing on The Nasdaq Capital Market and the Company was provided 180 calendar days, or until May 26, 2026, to regain compliance.

(b)	On December 3, 2025, the Company entered into an Equity Purchase Agreement (the “Equity Purchase Agreement”) with Hudson Global Ventures, LLC (the “Investor”) pursuant to which the Company will have the right, but not the obligation to sell to the Investor, and the Investor will have the obligation to purchase from the Company up to US$18,000,000 worth of the Company’s ordinary shares (the “Put Shares”) at the Company’s sole discretion over the next 24 months, subject to certain conditions precedent and other limitations. Concurrently with the execution of the Equity Purchase Agreement, the Company agreed to issue 736,018 of the Company’s ordinary shares (the “Commitment Shares”) to the Investor as part of the consideration.

On the same date, the Company also entered into a registration rights agreement with the Investor, pursuant to which the Company agreed to submit to the U.S. Securities and Futures Commission (the “SEC”) an initial registration statement on Form F-1 (the “Registration Statement”) covering the resale of the Commitment Shares and Put Shares, which may have been, or which may from time to time be, issued under the Equity Purchase Agreement for public resale, and to use its reasonable best efforts to cause the Registration Statement to be declared effective by the SEC.

(c)	On December 31, 2025, the Company held the 2025 Extraordinary General Meeting. It was approved as an ordinary resolution that for the purpose of providing a long-term incentive to further align the interests of Ms. Seto Wai Yue with those of the Company’s shareholders, any Director and/or officer of the Company be and is hereby authorised to allot and issue at any time and from time to time to Seto Wai Yue, so long as she is a director and/or chief executive of the Company, up to a maximum of 9,000,000 Class B Ordinary Shares of the Company, on such terms (including, without limitation, as to consideration) as the disinterested members of the Board shall determine to be fair and in the best interests of the Company at the time of any such issuance.

(d)

On April 20, 2026, the Company effected a 1-for-5 reverse stock split of its then issued and outstanding Class A Ordinary Shares and Class B Ordinary Shares (the “Reverse Stock Split”).

Upon the effectiveness of the Reverse Stock Split on April 20, 2026, the Company’s issued and outstanding share capital is adjusted to 7,400,000 ordinary shares, comprised of:

●	7,200,000 Class A ordinary shares (par value US$0.00005 each, with 1 vote per share); and
●	200,000 Class B ordinary shares (par value US$0.00005 each, with 12 votes per share).

No fractional shares were issued in connection with the Reverse Stock Split. All fractional shares resulting from the Reverse Stock Split will be rounded up to the nearest whole share.

In connection with the Reverse Stock Split, the Company filed an excerpt of the minutes of an extraordinary meeting of shareholders reflecting the relevant changes, with the Registry of Companies of the Cayman Islands on April 2, 2026 to reduce the authorized share capital of the Company from US$100,000 divided into 10,000,000,000 shares with a par value of US$0.00001 each, comprising (a) 9,500,000,000 Class A Ordinary Shares with a par value of US$0.00001 each with 1 vote per share and (b) 500,000,000 Class B Ordinary Shares with a par value of US$0.00001 each with 12 votes per share to US$100,000 divided into 2,000,000,000 shares with a par value of US$0.00005 each, comprising (a) 1,900,000,000 class A ordinary shares with a par value of US$0.00005 each with 1 vote per share and (b) 100,000,000 class B ordinary shares with a par value of US$0.00005 each with 12 votes per share, the reduction at the same ratio as its reduction in the issued and outstanding shares.

The Company has retroactively presented all shares and per share data for all periods presented. As a result of the issuances and reclassification stated above, The Company had 1,900,000,000 authorized Class A ordinary shares, par value of US$0.00005, of which 5,732,000 and 7,200,000 Class A ordinary shares were issued and outstanding as of March 31, 2025 and September 30, 2025, respectively. The Company had 100,000,000 authorized Class B ordinary shares, par value of US$0.00005, of which 200,000 and 200,000 Class B ordinary shares were issued and outstanding as of March 31, 2025 and September 30, 2025, respectively.

NOTE – 25 SUBSEQUENT EVENTS

Related Party transactions with Exit (HK) Limited

On April 2, 2025, the Group, Exit (HK) Limited and IP authorizer signed an agreement that Exit (HK) Limited transferred profit rights on an IP Asia Tour at a consideration of approximately HK$0.23 million. After the transfer, the original investment funding of approximately HK$0.8 million made by Exit (HK) will be transferred to Trendic. Other than that, no further costs should be invested and the relevant profit shared to the Group up to the date of this report are HK$0.45 million.

Initial Public Offering

On July 23, 2025, the Company announced the closing of its initial public offering (the “Offering”) of 1,340,000 ordinary shares at a public offering price of US$4.00 per ordinary share. The ordinary shares began trading on the Nasdaq Capital Market on July 23, 2025 under the ticker symbol “TDIC” The Company received aggregate gross proceeds of approximately US$5.4 million from the Offering.

Reverse Stock Split

On April 20, 2026, the Company effected a 1-for-5 reverse stock split of its then issued and outstanding Class A Ordinary Shares and Class B Ordinary Shares (the “Reverse Stock Split”).

Upon the effectiveness of the Reverse Stock Split on April 20, 2026, the Company’s issued and outstanding share capital is adjusted to 7,400,000 ordinary shares, comprised of:

●	7,200,000 Class A ordinary shares (par value US$0.00005 each, with 1 vote per share); and

●	200,000 Class B ordinary shares (par value US$0.00005 each, with 12 votes per share).

No fractional shares were issued in connection with the Reverse Stock Split. All fractional shares resulting from the Reverse Stock Split will be rounded up to the nearest whole share.

In connection with the Reverse Stock Split, the Company filed an excerpt of the minutes of an extraordinary meeting of shareholders reflecting the relevant changes, with the Registry of Companies of the Cayman Islands on April 2, 2026 to reduce the authorized share capital of the Company from US$100,000 divided into 10,000,000,000 shares with a par value of US$0.00001 each, comprising (a) 9,500,000,000 Class A Ordinary Shares with a par value of US$0.00001 each with 1 vote per share and (b) 500,000,000 Class B Ordinary Shares with a par value of US$0.00001 each with 12 votes per share to US$100,000 divided into 2,000,000,000 shares with a par value of US$0.00005 each, comprising (a) 1,900,000,000 class A ordinary shares with a par value of US$0.00005 each with 1 vote per share and (b) 100,000,000 class B ordinary shares with a par value of US$0.00005 each with 12 votes per share, the reduction at the same ratio as its reduction in the issued and outstanding shares.

The Company has retroactively presented all shares and per share data for all periods presented. As a result of the issuances and reclassification stated above, the Company had 1,900,000,000 authorized Class A ordinary shares, par value of US$0.00005, of which 5,732,000 and 5,732,000 Class A ordinary shares were issued and outstanding as of March 31, 2024 and 2025, respectively. The Company had 100,000,000 authorized Class B ordinary shares, par value of US$0.00005, of which 200,000 and 200,000 Class B ordinary shares were issued and outstanding as of March 31, 2024 and 2025, respectively.